Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Jun. 30, 2011
Current Assets:
Cash and cash equivalents	$ 145,923	$ 19,556
Accounts receivable (net of allowance for doubtful accounts of $11,446 in 2012 and 2011)	341,900	148,824
Inventories	682,900	666,285
Prepaid expenses	33,719	37,664
Total current assets	1,204,442	872,329
Fixed Assets:
Machinery and equipment	2,355,968	2,355,968
Leasehold improvements	553,596	553,596
Furniture and fixtures	148,303	148,303
Vehicles	19,674	19,674
Gross Fixed Assets	3,077,541	3,077,541
Less - Accumulated depreciation and amortization	3,035,584	3,015,315
Net fixed assets	41,957	62,226
Patents, net		188,260
Assets	1,246,399	1,122,815
Current Liabilities:
10% Senior Secured Convertible Notes	51,250	780,833
Accounts payable	410,316	709,395
Customer advances	6,387	36,292
Accrued employee compensation	171,205	711,015
Accrued professional services	62,000	54,000
Accrued warranty expense	25,000	25,000
Other accrued liabilities	912	912
Total current liabilities	727,070	2,317,447
Commitments (Note 3)
Stockholders' Equity (Deficit):
Common stock, $0.01 par value: 50,000,000 shares authorized; 1,251,339 and 971,013 shares issued and outstanding at June 30, 2012 and June 30, 2011, respectively	12,513	9,710
Additional paid-in capital	39,009,215	38,259,029
Accumulated deficit	(38,502,399)	(39,463,371)
Total stockholders' equity (deficit)	519,329	(1,194,632)
Liabilities and Stockholder's Equity (Deficit)	$ 1,246,399	$ 1,122,815